Trade Payables and Other Liabilities - Schedule of Current and Noncurrent Trade and Other Payables (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Current:
Trade payables	$ 386	$ 491
Accrued expenses	579	452
Contract liabilities	467	718
Advances and deposits	157	44
Payables for property, plant and equipment and intangible assets	271	335
Other	221	173
Total	2,081	2,213
Non-current:
Payables for intangible assets	152	150
Contract liabilities	419	512
Deferred tax liabilities	225	116
Other	100	84
Total	$ 896	$ 862